Segment Information (Details) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2017 USD ($) Reportable_segment
Segment Reporting Information [Line Items]
Number of reportable segments (in reportable segments) | Reportable_segment		3
Total assets	$ 15,167	$ 14,600
Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Total assets	2,462	1,375
Wholesale Generation Segment [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total assets	6,673	6,834
Retail Electricity Segment [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total assets	5,753	6,156
Asset Closure Segment [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Total assets	279	235
Successor
Segment Reporting Information [Line Items]
Operating revenues	1,191	5,430
Depreciation and amortization	216	699
Operating income (loss)	(161)	198
Interest expense and related charges	60	193
Income tax expense (benefit)	(70)	504
Net income (loss)	(163)	(254)
Capital Expenditures	89	176
Unrealized mark-to-market net losses on interest rate swaps	(11)	29
Successor | Corporate, Non-Segment [Member]
Segment Reporting Information [Line Items]
Depreciation and amortization	11	40
Operating income (loss)	(17)	(77)
Interest expense and related charges	66	252
Income tax expense (benefit)	(70)	504
Net income (loss)	(26)	(572)
Capital Expenditures	0	26
Successor | Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Operating revenues	(171)	(1,386)
Depreciation and amortization	(1)	(1)
Interest expense and related charges	(5)	(80)
Successor | Wholesale Generation Segment [Member]
Segment Reporting Information [Line Items]
Operating revenues	212	1,794
Depreciation and amortization	53	229
Operating income (loss)	(271)	(118)
Interest expense and related charges	(1)	21
Net income (loss)	(268)	(114)
Capital Expenditures	77	150
Successor | Retail Electricity Segment [Member]
Segment Reporting Information [Line Items]
Operating revenues	912	4,058
Depreciation and amortization	153	430
Operating income (loss)	111	461
Net income (loss)	114	495
Capital Expenditures	5	0
Successor | Asset Closure Segment [Member]
Segment Reporting Information [Line Items]
Operating revenues	238	964
Depreciation and amortization	0	1
Operating income (loss)	16	(68)
Net income (loss)	17	(63)
Capital Expenditures	7	0
Successor | Operating revenues [Member] | Wholesale Generation Segment [Member]
Segment Reporting Information [Line Items]
Unrealized mark-to-market net losses on interest rate swaps	(182)	(151)
Successor | Operating revenues [Member] | Wholesale Generation Segment [Member] | Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Unrealized mark-to-market net losses on interest rate swaps	(113)	(154)
Successor | Operating revenues [Member] | Retail Electricity Segment [Member]
Segment Reporting Information [Line Items]
Unrealized mark-to-market net losses on interest rate swaps	(6)	18
Successor | Fuel, purchased power costs and delivery fees [Member] | Retail Electricity Segment [Member] | Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Unrealized mark-to-market net losses on interest rate swaps	$ 113	$ 154